Summary of Significant Accounting Policies (Details 1)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential dilutive securities not included in loss per share	185,783	114,116	185,783	114,116	114,113	120,824
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential dilutive securities not included in loss per share	169,116	89,116	169,116	89,116	89,116	95,824
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential dilutive securities not included in loss per share	16,667	25,000	16,667	25,000	25,000	25,000